SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2018
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Summary of the quarterly operating results

(in thousands, except per share data)	First	Second	Third	Fourth	2018
Year Ended December 31, 2018	Quarter	Quarter	Quarter	Quarter	Total
Revenue	$43,121	$47,975	$53,467	$44,355	$188,918
Gross profit	6,450	6,747	10,212	5,332	28,741
Loss from continuing operations	(2,238)	(6,024)	(2,840)	(2,688)	(13,790)
Loss per common share from continuing operations:
Basic	$(0.12)	$(0.33)	$(0.16)	$(0.15)	$(0.76)
Diluted	$(0.12)	$(0.33)	$(0.16)	$(0.15)	$(0.76)

(in thousands, except per share data)	First	Second	Third	Fourth	2017
Year Ended December 31, 2017	Quarter	Quarter	Quarter	Quarter	Total
Revenue	$45,632	$57,981	$39,040	$44,329	$186,982
Gross profit	(1,555)	6,754	4,760	7,967	17,926
Loss from continuing operations	(11,625)	(5,430)	(9,786)	(3,178)	(30,019)
Loss per common share from continuing operations:
Basic	$(0.67)	$(0.31)	$(0.55)	$(0.18)	$(1.70)
Diluted	$(0.67)	$(0.31)	$(0.55)	$(0.18)	$(1.70)